     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 21, 1999
                                               1933 ACT REGISTRATION NO. 2-78808
                                              1940 ACT REGISTRATION NO. 811-3541

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933                       [ ]

                           PRE-EFFECTIVE AMENDMENT NO.                      [ ]

                         POST-EFFECTIVE AMENDMENT NO. 34         [X]

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940          [ ]


                                AMENDMENT NO. 35                 [X]

                        (Check appropriate box or boxes)

                                 --------------


                            ASSET MANAGEMENT FUND

               (Exact name of Registrant as specified in Charter)

                 230 WEST MONROE STREET, CHICAGO, ILLINOIS 60606
               (Address of principal executive offices) (Zip code)

        Registrant's Telephone Number, including Area Code: 312-644-3100


             EDWARD E. SAMMONS, JR.                     with a copy to:
            PRESIDENT AND TREASURER                 CATHY G. O'KELLY, ESQ.
          ASSET MANAGEMENT FUND, INC.          VEDDER, PRICE, KAUFMAN & KAMMHOLZ
             230 WEST MONROE STREET                222 NORTH LASALLE STREET
            CHICAGO, ILLINOIS 60606                 CHICAGO, ILLINOIS 60601
    (Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)


[X]      immediately upon filing pursuant to paragraph (b); or

[ ]      on (date) pursuant to paragraph (b); or

[ ]      60 days after filing pursuant to paragraph (a)(1); or

[ ]      on (date) pursuant to paragraph (a)(1); or

[ ]      75 days after filing pursuant to paragraph (a)(2); or

[ ]      on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

                              ASSET MANAGEMENT FUND

                             Money Market Portfolio

                                    D Shares



                                                     Prospectus October 21,1999

                                                       Providing Investment
                                                       Opportunities Covering
                                                       The Complete Maturity
                                                       Range of Fixed Income
                                                       Securities


October 21, 1999

--------------------------------------------------------------------------------

                                   Prospectus

--------------------------------------------------------------------------------

                                   [AMF LOGO]
--------------------------------------------------------------------------------

                             Asset Management Fund

                             Money Market Portfolio
                                    D Shares


     The Securities and Exchange Commission has not approved or disapproved these securities or passed on the adequacy of this prospectus.

                 It is a federal offense to suggest otherwise.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


SUMMARY
-------------------------------------------
  Money Market Portfolio                  1

INVESTMENT INFORMATION                    4
-------------------------------------------
  Investment Objectives and Principal
     Investment Strategies                4
  Description of Securities and
     Related Risks                        5
     Variable and Floating Rate
       Securities                         5
     Repurchase Agreements                5
     Year 2000                            6

FUND AND PORTFOLIO INFORMATION            6
-------------------------------------------
  Investment Adviser                      6
     Advisory Fee Expenses                6
     Portfolio Managers                   6
  Distributor                             7

NET ASSET VALUE                           7
-------------------------------------------

INVESTING IN THE FUND                     7
-------------------------------------------
  Purchases and Redemptions               7
     Purchases                            8
     Redemptions                          8

ADDITIONAL INFORMATION                    8
-------------------------------------------
  Statements and Reports                  8
  What Shares Cost                        9
  Dividends                               9
  Capital Gains                           9

REDEEMING SHARES                          9
-------------------------------------------

SHAREHOLDER INFORMATION                   9
-------------------------------------------
  Voting Rights                           9
  Tax Information                        10

SHAREHOLDER REFERENCE INFORMATION
-------------------------------------------

Money Market Portfolio                                                   SUMMARY
--------------------------------------------------------------------------------
Investment Objective


       The Money Market Portfolio (the "Portfolio"), a portfolio of the Asset Management Fund (the "Fund"), seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the average maturity of investments held by the Portfolio.


Principal Investment Strategies



       The Portfolio invests in high quality short-term money market instruments (including assets subject to repurchase agreements). The Portfolio is managed to keep its share price stable at $1.00.


Main Risks of Investing



       Despite the Portfolio's policies of purchasing primarily government securities and maintaining a short average portfolio maturity, the Portfolio could experience principal losses and may lose money in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period. Therefore, there is no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. Yields may vary with different interest rates. In addition, neither the Federal Deposit Insurance Corporation ("FDIC") nor any other government agency insures or guarantees investments in the Portfolio. The Portfolio is not federally insured, has no bank or government guarantees, is not endorsed by any bank or government agency, and may lose value.

Portfolio Performance History


       The following bar chart provides an illustration of how the performance of the Portfolio has varied over time and it depicts the change in the Portfolio's performance from year-to-year during the period indicated. A Portfolio's past performance does not necessarily indicate how it will perform in the future.



Annual Returns for the Years Ended December 31(1)


                                                                        MONEY MARKET PORTFOLIO
                                                                        ----------------------
1989                                                                             9.42
1990                                                                             8.08
1991                                                                             5.62
1992                                                                             3.34
1993                                                                             2.78
1994                                                                             3.93
1995                                                                             5.69
1996                                                                             5.19
1997                                                                             5.32
1998                                                                             5.25

---------------


 * The year to date return for the three month period ended July 31, 1999 is 1.22%.


(1) The information above reflects the actual performance of the Class I Shares of the Portfolio. The Class D Shares of the Portfolio is a new Class for the Fund for which performance is not yet available. The Class I Shares of the Fund are offered in a separate Prospectus. The returns for the Class D Shares will be substantially similar to those of the Class I Shares shown in the chart below because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the different Classes of shares will differ only to the extent that the expenses of the Classes differ.



During the period shown in the bar chart, the highest return for a quarter was 2.41% (quarter ended 6/30/89) and the lowest return for a quarter was 0.68% (quarter ended 12/31/93). The Money Market Portfolio's 7-day yield ending on September 30, 1999, 5.18%. To obtain the Portfolio's current 7-day yield information, please call us toll-free at 1-800-527-3713.


AVERAGE ANNUAL TOTAL RETURNS (years ended December 31, 1998)

                                                            1 YEAR   5 YEARS   10 YEARS
                                                            ------   -------   --------
Money Market Portfolio, Class I Shares...................    5.25%    5.07%      5.44%

FEES AND EXPENSES:


This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.



                                                               MONEY MARKET PORTFOLIO
                                                                   CLASS D SHARES
                                                               ----------------------
SHAREHOLDER FEES
Maximum Sales Charge Imposed on Purchases...................            None
Maximum Sales Charge Imposed on Reinvested Dividends........            None
Redemption Fees.............................................            None
Exchange Fees...............................................            None
Maximum Account Fee.........................................            None

ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE NET ASSETS)
Advisory Fee................................................           0.15%
12b-1 Fees..................................................           0.60%*
Other Expenses..............................................           0.10%
                                                                       -----
Total Fund Operating Expenses...............................           0.85%*
Fee Waivers.................................................           0.10%
                                                                       -----
Net Expenses................................................           0.75%
                                                                       =====


---------------


* Under the Investment Advisory Agreement, the Adviser has agreed to limit total operating expenses of the Money Market Portfolio to 0.75%. Although the Distributor has the right to collect 12b-1 fees of 0.60%, it has agreed to waive 0.10% of this fee in order to keep Total Fund Operating Expenses at or below 0.75%.


EXAMPLE

This example is intended to help you compare the cost of investing in Class D Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class D Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that a Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
Money Market Portfolio, Class D Shares.........    $77      $261      $461      $1039

Investment Information
Investment Objectives and Principal Investment Strategies
--------------------------------------------------------------------------------


       The investment objective of the Portfolio is to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the average maturity of investments held by the Portfolio. The Portfolio pursues this investment objective by investing in the securities described below. While there is no assurance that the Portfolio will achieve its investment objective, it endeavors to do so by following the investment policies and limitations described below. The Portfolio will limit its investments and investment techniques so as to qualify for investment by national banks, federal savings associations, and federal credit unions. The Portfolio's investment objective and this policy cannot be changed as to the Portfolio without approval of the Portfolio's shareholders.



       The Portfolio invests, directly or subject to repurchase agreements, only in high quality short-term assets. The Portfolio will not invest in securities which cannot be purchased by national banks, federal savings and loan associations, or federal credit unions. The Portfolio will maintain a stable net asset value of $1.00 per share and will use the amortized cost method of valuation, pursuant to Rule 2a-7.


       Permissible investments for the Portfolio include:

       - Obligations issued directly by the U.S. Government or issued by an agency or instrumentality of the U.S. Government and fully guaranteed as to principal and interest by the U.S. Government, although not as to market value. These obligations include U.S. Treasury bonds, notes and bills and obligations issued by the Federal Financing Bank and the Government National Mortgage Association. These obligations may also include variable and floating rate securities.

       - Obligations issued by or fully guaranteed as to principal and interest by the following U.S. Government agencies or instrumentalities: the Federal Home Loan Banks, Freddie Mac, Fannie Mae, the Federal Farm Credit Banks and the Student Loan Marketing Association. Since the obligations issued or guaranteed by these U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government, the Portfolio must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments.

       - Certificates of deposit and other time deposits and savings accounts in a commercial or savings bank or savings association whose accounts are insured by the Federal Deposit Insurance Corporation ("FDIC Insured Institution"), including certificates of deposit issued by and other time deposits in foreign branches of FDIC insured banks, if they have remaining maturities of 397 days or less (if negotiable) or 90 days or less (if non-negotiable). Investments in certificates of deposit issued by and other time deposits in foreign branches of FDIC insured banks involve somewhat different investment risks from those affecting deposits in United States branches of such banks, including the risk of future political or economic developments, or government action, that would adversely affect payments on deposits.

       - Bankers' acceptances of an FDIC Insured Institution if such acceptances have remaining maturities of 6 months or less and the Portfolio's total investment in such acceptances of the same institution does not exceed 0.25% of such institution's total deposits.

       The Portfolio's investments in repurchase agreements and certificates of deposit and other time deposits of or in FDIC Insured Institutions will generally not be insured by any government agency. The Board of Trustees has adopted operating policies to further restrict certain investments (see the Statement of Additional Information for the Portfolio).
Description of Securities and Related Risks
--------------------------------------------------------------------------------

Variable and Floating Rate Securities

       The Portfolio may purchase U.S. Government securities that have variable or floating rates of interest ("Variable Rate Securities"). These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on Variable Rate Securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates, but because of the interest reset provision, the potential for capital appreciation or depreciation is generally less than for fixed rate obligations. The Portfolio determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules which allow the Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Repurchase Agreements

       The Portfolio may enter into repurchase agreements under which it may acquire securities in which the Portfolio may invest for a relatively short period (usually not more than 30 days) subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. If the seller defaults in its obligation to repurchase from the Portfolio the underlying collateral, the Portfolio may incur a loss. The Portfolio will make payment for such instruments only upon their physical delivery to or evidence of their book entry transfer to the account of the Portfolio's custodian. The Portfolio will not enter into any repurchase agreements maturing in more than 60 days.

Year 2000

       Like other mutual funds and business organizations worldwide, the Fund's service providers (among them, the Adviser, Distributor, administrator, custodian and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to a lesser extent, the computer hardware in use today cannot distinguish the year 2000 from the year 1900. Such a design flaw could have a negative impact in the handling of securities trades, pricing and accounting services. The Fund and its service providers are actively working on necessary changes to computer systems to deal with the year 2000 issue and believe that their systems will be year 2000 compliant when required, but there can be no assurance that they will be successful. In addition there can be no assurance that the year 2000 issue will not have an adverse effect on the issuers whose securities are held by the Portfolio or on markets or on the economy in general.
Fund and Portfolio Information
Investment Adviser
--------------------------------------------------------------------------------


       Investment decisions for the Portfolio are made by Shay Assets Management, Inc. ("Adviser"), a company controlled by Rodger D. Shay. The Adviser, which is located at 230 West Monroe Street, Chicago, Illinois 60606, is registered under the Investment Advisers Act of 1940 and manages approximately $1.5 billion in assets. The Adviser is responsible for placing purchase and sale orders for portfolio instruments.


Advisory Fee Expenses


       The Portfolio pays an annual advisory fee based upon a percentage of average daily net assets. During the period from November 1, 1997 through December 7, 1997, the advisory fee was paid to Shay Assets Management Co., the Fund's previous investment adviser, and from December 8, 1997 through October 31, 1998, the advisory fee was paid to the Adviser as follows:


Money Market Portfolio..............................   0.00%*

---------------
* The investment advisers voluntarily waived all advisory fees for the Portfolio. Without such waivers, the fee would have been 0.15%.


       Beginning October 19, 1999 the Adviser will no longer waive its advisory fee.


Portfolio Managers

       The Portfolio Managers of the Adviser manage the Portfolio's investments as a team under the day-to-day direction of Edward E. Sammons, Jr., President of the Adviser. Mr. Sammons has served as President of the Fund since 1998 and was Vice

       President of the Fund from 1985 through 1997. Mr. Sammons assumed primary responsibility for the Fund's investments in 1985.
Distributor
--------------------------------------------------------------------------------


       Pursuant to the Distribution Agreement, the Distributor, as the principal distributor of the Class D Shares, directly and through other firms advertises and promotes the Fund. In addition, the Distributor retains BISYS Fund Services Ohio, Inc. and various financial institutions to administer and operate, respectively, sweep programs through which investors may invest in the Class D Shares. For its distribution services, the Distributor receives an annual fee from the Fund in accordance with the distribution plan adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plan"). Because these fees are paid out of the Class's assets on an ongoing basis over time, these fees will increase the cost of your investment. This charge could cost you more over time than you would pay through some other types of sales charges.

Net Asset Value

       The Portfolio's net asset value per share is determined by dividing the value of all securities and all other assets, less liabilities, by the number of shares outstanding. The Portfolio's investments are valued in accordance with Rule 2a-7 under the Investment Company Act of 1940 based on their amortized cost, which does not take into account unrealized appreciation or depreciation. The Fund's Board of Trustees has established procedures reasonably designed to stabilize the net asset value per share at $1.00, although there is no assurance that the Portfolio will be able to do so.
Investing in the Fund
Purchases and Redemptions
--------------------------------------------------------------------------------


       The following information pertains only to investors who establish accounts and invest automatically through cash sweep arrangements offered and operated by participating financial institutions. Clients should also read, sign and retain the Sweep Agreement governing the sweep arrangement at their financial institution, as this agreement contains additional information.



       Investors who wish to establish accounts and invest other than through such sweep arrangements should call the Distributor at 1-800-527-3713 to receive a copy of the Retail Investors Purchase and Redemption Instructions and Additional Information.

Purchases


       Shares of the Portfolio may be purchased only through cash sweep transactions generated by the Investor's financial institution in their role as operator of the cash sweep arrangement. Establishment of an account requires that certain documents and applications be signed before any cash sweep investments can be processed. Participating financial institutions are responsible for prompt transmission of orders relating to the program, and they may charge for their services.



       The Portfolio reserves the right to reject any purchase order. Purchase orders may be refused if, for example, they are of a size that could disrupt management of the Portfolio.


Redemptions


       Shares of the Portfolio may be redeemed only through cash sweep transactions generated by the investor's financial institution in their role as operator of the cash sweep arrangement.



       If making immediate payment of redemption proceeds could adversely affect the Portfolio, shareholders may be paid up to seven days after receipt of the redemption request. Also, when the U.S. government and agency securities market is closed (or when trading is restricted) for any reason other than its respective customary weekend or holiday closing, or under any emergency circumstances as determined by the Securities and Exchange Commission ("SEC") to merit such action, redemption or payment may be suspended or postponed.


Additional Information



       The following information pertains only to investors who establish accounts and invest automatically through cash sweep arrangements offered and administered by participating financial institutions. Investors who wish to establish accounts and invest other than through such sweep arrangements should call the Distributor at 1-800-527-3713 to receive a copy of the Retail Investors Purchase and Redemption Instructions and Additional Information.

Statements and Reports
--------------------------------------------------------------------------------


       Shareholders will receive a monthly statement listing each purchase and redemption and any dividends paid during the month. Daily confirmations will not be sent. A statement with tax information will be mailed by January 31st following each tax year and also will be filed with the Internal Revenue Service. At least twice a year shareholders will receive the Portfolio's financial statements.

What Shares Cost

--------------------------------------------------------------------------------

       D Shares are sold at their net asset value next determined after the purchase order becomes effective. The Portfolio seeks to maintain a net asset value of $1.00 per share. (See "Net Asset Value.") There is no sales charge imposed by the Portfolio. Net asset value is determined twice on each Business Day, at 1:00 p.m. and at 4:00 p.m., New York City time. For purposes of pricing redemption orders, net asset value is determined at 4:00 p.m., New York City time, on any day redemptions are permitted and a proper redemption request is received (see "Redeeming Shares").

Dividends

--------------------------------------------------------------------------------


       Dividends are declared daily and paid monthly. Such dividends are declared immediately prior to 4:00 p.m., New York City time, and are automatically paid in cash and credited to the shareholder's account at the participating financial institution.


       An investor will receive the dividend declared on the day its purchase order is settled but will not receive the dividend declared on the day its redemption order is effected.
Capital Gains
--------------------------------------------------------------------------------

       Net capital gains, if any, realized by the Portfolio are declared and paid once each year and reinvested in shares or, at the shareholder's option, paid in cash.
Redeeming Shares


       The Portfolio redeems shares at its net asset value next determined after the Distributor receives the redemption request. Redemptions may be made on Business Days when the U.S. Government and agency securities market is open.


Shareholder Information

Voting Rights
--------------------------------------------------------------------------------

       Besides the Money Market Portfolio, the Fund has four other portfolios: the Short U.S. Government Securities Portfolio, the Adjustable Rate Mortgage (ARM) Portfolio, the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio; shares of each Portfolio represent interests only in the corresponding Portfolio and having equal voting rights within that Portfolio. The Money Market Portfolio is the only portfolio of the Fund that has two classes of shares, the

       D Shares and the I Shares; shares of each class have equal voting rights within each class and within the Money Market Portfolio. The Fund's Declaration of Trust provides that on any matter submitted to a vote of shareholders, all shares, irrespective of portfolio or class, shall be voted in the aggregate and not by portfolio or class, except that (i) as to any matter with respect to which a separate vote of any portfolio or class is required by the Investment Company Act of 1940, such requirements as to a separate vote by that portfolio or class shall apply in lieu of the aggregate voting as described above, and (ii) as to any matter which does not affect the interest of a particular portfolio or class, only shareholders of the affected portfolio or class shall be entitled to vote thereon. The Bylaws of the Fund require that a special meeting of shareholders be held upon the written request of shareholders holding not less than 10% of the issued and outstanding shares of the Fund (or the Portfolio or Classes thereof).
Tax Information
--------------------------------------------------------------------------------

       The Portfolio has not been required to pay federal income taxes because it has taken all necessary action to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio intends to remain so qualified for its future taxable years so long as such qualification is in the best interests of shareholders.

       The Fund intends to distribute all of the net income and any gains of the Portfolio to shareholders. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends are received in cash or as additional shares. Dividends declared in December to shareholders of record as of a date in that month and paid during the following January are treated as if received on December 31 of the calendar year declared.

       Information on the tax status of dividends and distributions is provided annually.

SHAREHOLDER REFERENCE INFORMATION
--------------------------------------------------------------------------------

Distributor

Shay Financial Services, Inc.
230 West Monroe Street
Chicago, Illinois 60606

Investment Adviser

Shay Assets Management, Inc.
230 West Monroe Street
Chicago, Illinois 60606

Administrator and Transfer and
Dividend Agent

BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Legal Counsel

Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street
Chicago, Illinois 60601

Custodian

The Bank of New York

100 Church Street, 10th Floor

New York, New York 10286

Independent Accountants


PriceWaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania 19103
Trustees and Officers

Richard M. Amis
Trustee

Arthur G. De Russo
Trustee

David F. Holland
Trustee

Gerald J. Levy
Trustee and Vice Chairman

Rodger D. Shay
Trustee and Chairman

Edward E. Sammons, Jr.
President

Robert T. Podraza
Vice President and Assistant Treasurer

Steve Pierce
Treasurer

Daniel K. Ellenwood
Secretary

Chris Cwik
Assistant Secretary

Additional information about the Portfolio may be found in the Statement of Additional Information. The Statement of Additional Information contains more detailed information on the Fund's investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These documents may be obtained without charge from the following sources:

By Phone:
1-800-527-3713

By Mail:
Shay Financial Services, Inc.
Attn: Asset Management Fund
230 West Monroe Street
Chicago, IL 60606

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-6009
(a duplication fee is charged)
In Person:

Public Reference Room
Securities and Exchange Commission,
Washington, D.C.
(Call 1-800-SEC-0330 for more information)

By Internet:

http://www.amffunds.com
http://www.sec.gov

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number:      Asset Management Fund     811-3541

                       STATEMENT OF ADDITIONAL INFORMATION

                                OCTOBER 21, 1999


                             MONEY MARKET PORTFOLIO
                              ASSET MANAGEMENT FUND
                 230 WEST MONROE STREET, CHICAGO, ILLINOIS 60606


         The Money Market Portfolio (the "Portfolio") is a portfolio of Asset Management Fund (the "Fund"), a professionally managed, diversified, open-end management investment company. The Portfolio is represented by two classes of shares separate from those of the Fund's other portfolios.


         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Portfolio's Prospectus, dated October 19, 1999 (the "Prospectus"), a copy of which may be obtained from the Fund at the address noted above.


         The financial statements pertaining to this portfolio which appears in the Fund's 1998 Annual Report to Shareholders are incorporated herein by reference.

                                TABLE OF CONTENTS

                                                                             Page
FUND HISTORY..................................................................B-1

THE PORTFOLIO'S OBJECTIVE AND ITS INVESTMENT POLICIES.........................B-1

PURCHASE AND REDEMPTION OF SHARES.............................................B-2

DIVIDENDS, DISTRIBUTIONS, YIELD AND TOTAL RETURN QUOTATIONS...................B-2

MANAGEMENT OF THE FUND........................................................B-3

         Board of Trustees....................................................B-3

         Trustees and Officers................................................B-3

INVESTMENT ADVISER AND ADMINISTRATOR..........................................B-7

DISTRIBUTOR...................................................................B-9

ADMINISTRATOR AND TRANSFER AND DIVIDEND AGENT................................B-10

CUSTODIAN....................................................................B-10

DETERMINATION OF NET ASSET VALUE.............................................B-10

TAXES .......................................................................B-11

PORTFOLIO TRANSACTIONS.......................................................B-12

INVESTMENT RESTRICTIONS......................................................B-12

ORGANIZATION AND DESCRIPTION OF FUND SHARES..................................B-14

COUNSEL AND INDEPENDENT ACCOUNTANTS..........................................B-14

GENERAL INFORMATION..........................................................B-14

FINANCIAL STATEMENTS.........................................................B-15

         Capitalized terms not defined in this Statement of Additional Information and defined in the Prospectus shall have the meanings defined in the Prospectus.

                                  FUND HISTORY


         Asset Management Fund (the "Fund") is a Delaware business trust organized under a Declaration of Trust ("Declaration of Trust") dated July 22, 1999. The Fund was formerly a Maryland corporation, which commenced operations on November 9, 1982. In September 1994, the Fund changed its name from Asset Management Fund for Financial Institutions, Inc. to Asset Management Fund, Inc. and on September 30, 1999, as part of the reorganization into a Delaware business trust, changed its name to Asset Management Fund.


              THE PORTFOLIO'S OBJECTIVE AND ITS INVESTMENT POLICIES

         Under the policies adopted by the Board of Trustees of the Fund, permissible investments for the Portfolio include those described in the Prospectus, together with the following, as long as principal and interest on such investments are not in default:

         Time deposits (negotiable and non-negotiable) in a Federal Home Loan Bank, the Bank for Savings and Loan Associations, Chicago, Illinois, or the Savings Banks Trust Company, New York, New York.

         Repurchase Agreements. If the seller defaults in its obligation to repurchase from the Portfolio the underlying instrument, which in effect constitutes collateral for the seller's obligation, at the price and time fixed in the repurchase agreement, the Portfolio might incur a loss if the value of the collateral declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Portfolio may be delayed or limited. The Portfolio will always receive as collateral instruments whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Portfolio in each agreement. The Portfolio enters into repurchase agreements with primary government securities dealers.

         Certificates of Deposit. The Portfolio may invest in certificates of deposit issued by and other time deposits in foreign branches of FDIC insured banks. Investment in such deposits may involve somewhat different investment risks from those affecting deposits in United States branches of such banks. These risks, which might adversely affect the payment of principal and interest on such deposits, include the possibility that a foreign jurisdiction might impose withholding taxes on interest income payable on such deposits, the possible seizure or nationalization of foreign deposits or the possible adoption of foreign governmental restrictions, such as exchange controls.

         FDIC Insured Institutions. Although the Portfolio's investment in savings accounts and in certificates of deposit and other time deposits in an FDIC Insured Institution is insured to the extent of $100,000 by the Federal Deposit Insurance Corporation, the Portfolio may invest more than $100,000 with a single Institution, and any such excess and any interest on the investment would not be so insured. Deposits in foreign branches of FDIC insured banks are not insured by the Federal Deposit Insurance Corporation.

         The Portfolio will invest in securities issued by an FDIC Insured Institution only if such Institution or a security issued by such Institution
(i) has a short-term debt obligation rating in the highest category by at least two nationally recognized statistical rating organizations ("NRSROs"), or (ii) if rated by two NRSROs in the second-highest category for short-term debt obligations, are purchased only in the amounts prescribed for "Second Tier Securities" by Rule 2a-7 under the Investment Company Act of 1940, as amended, or (iii) if rated only by one NRSRO (with such rating in the highest category), the investment is submitted to the Board of Trustees for approval or ratification, or (iv) if no such ratings are available, is of comparable quality in the opinion of the Adviser and, except in the case of a government security, the investment is submitted to the Board of Trustees of the Fund for approval or ratification.

         The Portfolio does not invest in securities with a remaining maturity of greater than 397 calendar days.

         Other Current Policies. Under current policies of the Board of Trustees, the Fund has adopted certain voluntary restrictions with respect to the Portfolio's investments. These restrictions:

         (1) prohibit the purchase of obligations of Federal Land Banks, Federal Intermediate Credit Banks, the Export-Import Bank of the United States, the Commodity Credit Corporation, the National Credit Union Administration and the Tennessee Valley Authority;

         (2) limit the use of repurchase agreements to repurchase agreements involving obligations of the U.S. Government, including zero coupon Treasury securities that have been stripped of either principal or interest by the U.S. Government so long as the maturity of these securities does not exceed ten years, and obligations of the Federal Home Loan Banks, Fannie Mae, the Government National Mortgage Association, the Federal Farm Credit Banks, the Federal Financing Bank, the Student Loan Marketing Association and Freddie Mac;

         (3) prohibit investments in reverse repurchase agreements until such time as federal credit unions may invest in them without limitation;

         (4) limit the maturities of bankers' acceptances to six months and prohibit investments in bankers' acceptances of Edge Act corporations guaranteed by their FDIC-insured parent banks until such time as the appropriateness of these latter investments for federal credit unions is clarified; and

         (5) prohibit loans of federal funds until such time as investors are limited to institutions meeting the requirements of Regulation D of the Board of Governors of the Federal Reserve System.

         Although these restrictions are not fundamental policies of the Fund and may be changed without shareholder vote, the Fund will not alter these restrictions without notice to shareholders.

         See "Investment Restrictions" in this Statement of Additional Information for a description of additional investment restrictions of the Portfolio.

                        PURCHASE AND REDEMPTION OF SHARES


         The Fund has designed shares of the Portfolio to be eligible for purchase without limitation by federal thrifts, national banks and federal credit unions.


         Investors may be charged a fee if they effect transactions through a broker or agent. Brokers and intermediaries are authorized to accept orders on the Fund's behalf.

         The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption (1) for any period during which the New York Stock Exchange (the "Exchange") is closed, other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, or
(2) for any period during which an emergency, as defined by the rules of the Securities and Exchange Commission, exists as a result of which (i) disposal by the Fund of securities held by the Portfolio is not reasonably practicable, or
(ii) it is not reasonably practicable for the Fund to determine the value of the Portfolio's net assets, or (3) for such other periods as the Securities and Exchange Commission, or any successor governmental authority, may by order permit for the protection of shareholders of the Portfolio.

           DIVIDENDS, DISTRIBUTIONS, YIELD AND TOTAL RETURN QUOTATIONS

         Dividends on shares of each class of the Portfolio are paid monthly on the first Business Day of each month.

         The Fund seeks to maintain for the Portfolio a net asset value of $1.00 per share for purchases and redemptions. In order to effectuate this policy, the Fund may, under certain circumstances, withhold dividends or make distributions from capital or capital gains.

         Net income of each Class of the Portfolio for dividend purposes (from the time of the immediately preceding determination thereof) will consist of (i) interest accrued and discount earned (including both original issue and market discount) less amortization of any premium, (ii) plus all realized net short-term and long-term gains, if any, on portfolio securities, (iii) less the accrued expenses attributable to the Portfolio and the relevant Class and the general expenses of the Fund prorated on the basis of relative net assets of the Portfolio and the Class in relation to the net assets of the Fund's other portfolios applicable to that period.

         From time to time each Class of the Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Class refers to the income generated by an investment in the Class over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Class is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Any agreement by the Adviser and Distributor to reduce or waive their fees under certain circumstances may cause the Class's yields to be higher than they otherwise would be.


         The seven-day yield and seven-day effective yield of the Class I Shares for the period ended September 30, 1999, were [UPDATE]% and [UPDATE]% respectively. Without fee waivers, the seven-day yield would have been [UPDATE]% and the seven-day effective yield would have been [UPDATE]%. The seven-day yield was calculated by dividing the aggregate net income per share for dividend purposes (excluding, however, any realized gains or losses) for the seven-day period by the average net asset value per share for such period and multiplying this return by 365/7. The seven-day effective yield was calculated similarly, but, when annualized, all income earned over the seven-day period was assumed to be reinvested.



         From time to time in sales literature, the Class may quote a yield for a period either less than or greater than seven days. Any quotation of yield for a period of either less than or greater than seven days will identify the length of and the date of the last day in the base period used in computing that quotation. Any such quotation will also include the seven-day yield and effective yields of the same day.



         From time to time the Class may also compare its performance with various indices and investments, other performance measures or rankings, or other mutual funds, or indices or averages of other mutual funds.


                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

         The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The Trustees' responsibilities include reviewing the actions of the Fund's investment adviser, distributor and administrator.

TRUSTEES AND OFFICERS

         Trustees and Officers of the Fund, together with information as to their principal business occupations during the last five years, are shown below. Each trustee who is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

                                   POSITION(S)       PRINCIPAL OCCUPATION(S)
NAME; ADDRESS                AGE   HELD WITH FUND    DURING PAST FIVE YEARS
-------------                ---   --------------    ----------------------
Richard M. Amis               48   Trustee           President, First Federal Savings & Loan
630 Clarksville Street                               Association since 1984; Director, First Financial
Paris, TX  75460                                     Trust Company; formerly Chairman, Texas
                                                     Savings and Community Bankers Association.

                                   POSITION(S)       PRINCIPAL OCCUPATION(S)
NAME; ADDRESS                AGE   HELD WITH FUND    DURING PAST FIVE YEARS
-------------                ---   --------------    ----------------------
Arthur G. De Russo            78   Trustee           Chief Executive Officer, Eastern Financial Federal
5397 S.E. Major Way                                  Credit Union from 1974 to 1992; Chairman and
Stuart, FL  34997                                    Director, First Credit Union Trust Co., Inc. from
                                                     1988 to 1992; President of the Airline
                                                     Credit Union Conference in 1991; Director,
                                                     Honor ATM Network, Florida from 1985 to 1990.

David F. Holland              57   Trustee           Chairman of the Board since 1989 and Chief
17 New England Executive Park                        Executive Officer since 1986 of Boston Federal
Burlington, MA  01803                                Savings Bank; Director of Fund from 1988 to 1989
                                                     and since 1993; Director of Federal
                                                     Home Loan Bank of Boston; until December
                                                     1997 Chairman of America's Community
                                                     Banking Partners, Inc. and Director
                                                     of ACB Investment Services, Inc.; Director
                                                     of M.S.B. Fund, Inc. since 1997;
                                                     Director and Chairman since December 1995
                                                     of Center for Financial Studies;
                                                     Director of NYCE Corporation since
                                                     1995; Director from 1990 to 1995 and
                                                     Chairman 1993-1994 of America's
                                                     Community Bankers; member from 1995
                                                     to 1997 and President since 1997 of
                                                     Thrift Institutions Advisory Council.

Gerald J. Levy                67   Vice Chairman of  Chairman and Chief Executive Officer, Guaranty
4000 W. Brown Deer Road            the Board and     Bank, S.S.B. since 1984 (from 1959 to 1984, he
Milwaukee, WI  53209               Trustee           held a series of officer's positions, including
                                                     President). Chairman, 1986, United
                                                     States League of Savings Institutions; Director of
                                                     FIserv, Inc. since 1986; Director since 1995
                                                     of the Republic Mortgage Insurance Company; Director
                                                     of the Federal Asset Disposition Association from
                                                     1986 to 1989; and, previously Director and Vice
                                                     Chairman, Federal Home Loan Bank of Chicago and member
                                                     of Advisory Committee of the Federal Home Loan Mortgage
                                                     Corporation and Federal National Mortgage Corporation.

                                   POSITION(S)        PRINCIPAL OCCUPATION(S)
NAME; ADDRESS                AGE   HELD WITH FUND     DURING PAST FIVE YEARS
-------------                ---   --------------     ----------------------
Rodger D. Shay                62   Chairman of the    Chairman and Director of Shay Assets
1000 Brickell Avenue               Board and Trustee  Management, Inc. since August 1997  (previously
Miami, FL  33131                                      President and Director from 1990 to August 1997);
                                                      Chairman and Director of Shay Financial
                                                      Services, Inc. since August 1997 (previously
                                                      President and Director from 1990 to August
                                                      1997); President, Chief Executive Officer and
                                                      member of the Managing Board of Shay Assets
                                                      Management Co. from 1990 to December 1997;
                                                      President, Chief Executive Officer and
                                                      member of the Managing Board of Shay
                                                      Financial Services Co. from 1990 to
                                                      December 1997; [Director from 1986 to 1991
                                                      and President from 1986 to 1992, U.S.
                                                      League Securities, Inc.; Vice President
                                                      since 1995 of Institutional Investors
                                                      Capital Appreciation Fund, Inc. and
                                                      M.S.B. Fund, Inc.; Director, First Home
                                                      Savings Bank, S.L.A. since 1990;
                                                      previously Director, Asset Management
                                                      Fund, from 1985 to 1990; President of
                                                      Bolton Shay and Company and Director
                                                      and officer of its affiliates from 1981 to
                                                      1985; Previously, employed by certain
                                                      subsidiaries of Merrill Lynch & Co.
                                                      from 1955 to 1981, where he served in
                                                      various executive positions including
                                                      Chairman of the Board of Merrill Lynch
                                                      Government Securities, Inc., Chairman
                                                      of the Board of Merrill Lynch Money Market
                                                      Securities, Inc. and Managing Director of
                                                      the Debt Trading Division of Merrill Lynch,
                                                      Pierce, Fenner & Smith Inc.

Edward E. Sammons, Jr.        59   President          President of Shay Assets Management, Inc. since
230 West Monroe Street                                August 1997 (previously Executive Vice President
Chicago, IL  60606                                    from 1990 to August 1997); Executive Vice
                                                      President and member of the Managing Board of
                                                      Shay Assets Management Co. from 1990 to
                                                      December 1997.  Executive Vice President and
                                                      member of the Managing Board of Shay Financial
                                                      Services Co. from 1990 to December 1997 and
                                                      Executive Vice President of Shay Financial
                                                      Services, Inc., from 1990 to August 1997; Vice
                                                      President and Secretary since 1995 of Institutional
                                                      Investors Capital  Appreciation Fund, Inc. and
                                                      M.S.B. Fund, Inc.

                                   POSITION(S)         PRINCIPAL OCCUPATION(S)
NAME; ADDRESS                AGE   HELD WITH FUND      DURING PAST FIVE YEARS
-------------                ---   --------------      ----------------------
Robert T. Podraza             54   Vice President and   Vice President of Shay Investment Services, Inc.
230 West Monroe Street             Assistant Treasurer  since 1990; Vice President since 1990 and Chief
Chicago, IL  60606                                      Compliance Officer since 1997 of Shay Financial
                                                        Services, Inc.; Vice President since 1990 and Chief
                                                        Compliance Officer since 1997 of Shay Assets
                                                        Management, Inc.; Chief Compliance Officer of
                                                        Shay Financial Services Co. and Shay Assets
                                                        Management Co. from 1989 to 1997; Director of
                                                        the National Society of Compliance Professionals
                                                        since 1996.

Steve Pierce                 34    Treasurer            Director of Financial Services of BISYS Fund
3435 Stelzer Road                                       Services since 1998; Manager of Financial
Columbus, OH 43219                                      Operations at CNA Insurance from 1996-1998;
                                                        Trust Officer of First Chicago NBD Corporation
                                                        from 1994-1996; Senior Financial Accountant at
                                                        Kemper Financial Services from 1989-1994.

Daniel K. Ellenwood          29   Secretary             Secretary of the Fund since April 1998; Operations
230 West Monroe Street                                  Analyst, Shay Assets Management, Inc. since
Chicago, IL  60606                                      November 1997; Compliance Analyst, Shay
                                                        Financial Services, Inc. since October 1996; B.S. in
                                                        Finance, University of Illinois at Chicago, 1996.

         The following table sets forth the compensation earned by trustees from the Fund for the fiscal year ended October 31, 1998:

                                                     PENSION OR
                                  AGGREGATE      RETIREMENT BENEFITS   ESTIMATED ANNUAL
                                 COMPENSATION      ACCRUED AS PART         BENEFITS           TOTAL
TRUSTEE                          FROM THE FUND    OF FUND EXPENSES      UPON RETIREMENT    COMPENSATION
-------                          -------------   -------------------   ----------------    ------------
Richard M. Amis                      $14,500            0                    0                $14,500
Arthur G. DeRusso                     13,500            0                    0                 13,500
David F. Holland                      14,500            0                    0                 14,500
Leon T. Kendall(1)                     3,375            0                    0                  3,375
Gerald J. Levy                        13,000            0                    0                 13,000
Rodger D. Shay                             0            0                    0                      0

----------------

(1)  Retired December 6, 1997.


         The following table provides certain information as of September 30, 1999, as to the Portfolio with respect to persons known to the Fund to be beneficial (and record) owners (having sole voting and dispositive power) of 5% or more of the shares of the Portfolio:





------------------------------------------------------------------------------------------------------------------
                                                                                      PERCENT OF PORTFOLIO'S
       NAME AND ADDRESS OF BENEFICIAL OWNER             NUMBER OF SHARES            OUTSTANDING COMMON SHARES
------------------------------------------------------------------------------------------------------------------
BROOKLYN FEDERAL SAVINGS BANK                                   4,300,153.660                               8.5095%
81 COURT STREET
BROOKLYN, NY 11201
------------------------------------------------------------------------------------------------------------------
ANCHORBANK SSB                                                 15,000,000.000                              29.6832%
P O BOX 7933
MADISON, WI  53707-7933
------------------------------------------------------------------------------------------------------------------
WINDSOR FEDERAL SAVINGS BANK                                    3,240,352.940                               8.4123%
250 BROAD STREET
WINDSOR, CT 06095
------------------------------------------------------------------------------------------------------------------
FIRST FEDERAL SVGS & LN OF EAST HARTFORD                        5,879,496.840                              11.5348%
1007 MAIN STREET
MANCHESTER, CT 06040
------------------------------------------------------------------------------------------------------------------
FFS CAPITAL CORP                                                3,476,727.510                               6.8800%
1007 MAIN STREET
MANCHESTER, CT 06040
------------------------------------------------------------------------------------------------------------------
CALUMET FEDERAL SAVINGS & LOAN                                  1,031,802.699                               9.3100%
1350 EAST SIBLEY BLVD
DOLTON, IL 60419
------------------------------------------------------------------------------------------------------------------
SOUTH JERSEY SAVINGS AND LOAN                                     792,827.115                               7.1537%
4651 ROUTE 42
TURNERSVILLE, NJ  08012
------------------------------------------------------------------------------------------------------------------
FIRST FEDERAL SAVINGS & LOAN ASSOC OF LINCOLNTON                  680,194.279                               6.1374%
320 E MAIN ST
LINCOLNTON, NC  28092
------------------------------------------------------------------------------------------------------------------
FOURTH FEDERAL SAVINGS BANK                                       551,894.948                               5.8803%
325 HAMILTON AVENUE
WHITE PLAINS, NY  10601-1715
------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK OF DALLAS                                  997,202.718                               8.9978%
P O BOX 619028
DALLAS/FT WORTH, TX 75261-9026
------------------------------------------------------------------------------------------------------------------
FIRST FEDERAL SAVINGS BANK                                        935,182.019                              10.9983%
PO BOX 6007
SHERIDAN, WY 82801
------------------------------------------------------------------------------------------------------------------
FIRST FEDERAL BANK FSB                                          1,324,986.038                              15.5830%
109 E DEPOT
COLCHESTER, IL 62326
------------------------------------------------------------------------------------------------------------------
ST CASIMIRS SAVINGS BANK                                          593,202.056                               6.9766%
2703 FOSTER AVENUE
BALTIMORE, MD 21224
------------------------------------------------------------------------------------------------------------------
SKOWHEGAN SAVINGS BANK                                          1,401,132.905                              16.4755%
PO BOX 250
SKOWHEGAN, ME 04976
------------------------------------------------------------------------------------------------------------------
MECHANICS SAVINGS BANK                                            505,123.219                               5.9407%
100 PEARL STREET
HARTFORD, CT 06103
------------------------------------------------------------------------------------------------------------------
BFS SECURITY CORP                                                 788,451.463                               9.2729%
17 NEW ENGLAND EXECUTIVE PARK
BURLINGTON, MA 01803
------------------------------------------------------------------------------------------------------------------
FULLERTON COMMUNITY BANK                                        1,156,156.611                              10.5916%
200 W COMMONWEALTH AVE
FULLERTON, CA 92832
------------------------------------------------------------------------------------------------------------------
FOX VALLEY SAVINGS AND LOAN                                       666,533.426                               5.1298%
51 E FIRST STREET
FOND DU LAC, WI  54935
------------------------------------------------------------------------------------------------------------------
SOVEREIGN BANK                                                  1,548,283.250                              14.1980%
PO BOX 12646
READING, PA 19612
------------------------------------------------------------------------------------------------------------------
FIRST FEDERAL SAVINGS AND LOAN                                    936,719.608                               8.5888%
P O BOX 884
MARTINSVILLE, VA 24114
------------------------------------------------------------------------------------------------------------------
BFS SECURITY CORP                                                 870,106.617                               7.9780%
17 NEW ENGLAND EXECUTIVE PARK
BURLINGTON, MA 01803
------------------------------------------------------------------------------------------------------------------
CUERO STATE BANK SSB                                              816,806.833                               7.4893%
PO BOX 808
CUERO, TX 77954
------------------------------------------------------------------------------------------------------------------
TEACHERS CREDIT UNION                                           5,576,454.552                               6.2168%
110 SO MAIN STREET
SOUTH BEND, IN 48601
------------------------------------------------------------------------------------------------------------------


         As of September 30, 1999, the amount of shares owned by all officers and trustees as a group aggregated less than 1% of any Class or Portfolio.

                      INVESTMENT ADVISER AND ADMINISTRATOR

         The investment adviser of the Fund since December 8, 1997, is Shay Assets Management, Inc. (the "Adviser"), a Florida corporation, with its principal office at 230 West Monroe Street, Chicago, Illinois 60606. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly owned subsidiary of Shay Investment Services, Inc., a closely held corporation controlled by Rodger D. Shay, the President of the Fund.




         The initial term of the Investment Advisory Agreement between the Fund and the Adviser (the "Advisory Agreement"), was completed as to the Portfolio on March 1, 1999, and now continues from year to year thereafter, subject to termination by the Fund or the Adviser as hereinafter provided, if such continuance is approved at least annually by a majority of the outstanding shares (as defined under "General Information" in this Statement of Additional Information) of the Portfolio or by the Fund's Board of Trustees. The Advisory Agreement must also be approved annually by the vote of a majority of the trustees of the Fund who are not parties to the Advisory Agreement or "interested persons" of any party thereto. All trustees' votes must be cast in person at a meeting called for the purpose of voting on such approval.

         As compensation for the services rendered by the Adviser under the Advisory Agreement, the Fund pays the Adviser a fee, payable monthly, computed as follows with respect to the Portfolio: 0.15% per annum of the average daily net assets of the Portfolio up to and including $500 million; 0.125% per annum of the next $500 million of such net assets; and 0.10% per annum of such net assets over $1 billion. The Adviser may supplementally waive advisory fees in an amount up to but not to exceed 0.15% of the average daily net assets of the Portfolio. This supplemental waiver agreement may be terminated at any time by the Adviser. For the Fund's fiscal year ended October 31, 1998 (for the period beginning December 8, 1997), the Adviser was paid $0 (net of fee waivers of $80,505) with respect to the Portfolio. For the Fund's fiscal years ended October 31, 1998 (through December 7, 1997), 1997 and 1996, the Fund paid SAMC fees of $0 (net of fee waivers of $7,695), $0 (net of fee waivers of $83,068), and $0 (net of fee waivers of $101,717), respectively, with respect to the Portfolio.


         The Adviser may from time to time enter into arrangements with entities such as trade associations and affinity groups ("Organizations") whereby the Adviser agrees to make payments to such an organization with respect to assets invested in the Fund by members of the organization for certain services or products (such as use of logos or membership lists, bundling with or placement of articles in newsletters or other organization publications, directory listings, and space at trade shows) provided by the organization.


         The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by any portfolio of the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement.

         The Advisory Agreement will terminate automatically upon its assignment and is terminable with respect to the Portfolio at any time without penalty by the Board of Trustees of the Fund or by a vote of a majority of the outstanding shares (as defined under "General Information" in this Statement of Additional Information) of the Portfolio on 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Fund.

         The Portfolio Managers of the Adviser responsible for making investment decisions concerning the Fund's investments are Edward E. Sammons, Jr., Rodger D. Shay, Richard Blackburn, Rodger D. Shay, Jr. and Gregory J. Wisniewski. For information as to the principal occupations during the past five years of Messrs. Sammons and Shay, who are also officers of the Fund, see "Management of the Fund" in this Statement of Additional Information. The principal business occupations during the past five years and professional backgrounds of the Portfolio Managers who are not also officers of the Fund are shown below following each of their names and business addresses.

RICHARD BLACKBURN
230 West Monroe Street
Chicago, IL 60606

         Portfolio Manager of the Adviser and SAMC, the Fund's former adviser, since 1991. With approximately twenty-five years of experience in the securities industry, his previous employers also include Harris Trust & Savings Bank, Merrill Lynch, Pierce, Fenner & Smith Inc. and the First National Bank of Chicago. Mr. Blackburn's primary expertise is in the mortgage securities markets, particularly in the area of floating and/or adjustable rate securities.

RODGER D. SHAY, JR.
1000 Brickell Avenue
Miami, FL 33131

         Portfolio Manager of the Adviser and SAMC, the Fund's former adviser, since 1991. President of Shay Financial Services, Inc., since August, 1997, previously Senior Vice President from 1994 to August, 1997, and Vice President from 1991 to 1993. He was previously employed by Merrill Lynch, Pierce, Fenner and Smith Inc. where he served as a senior trader and manager of collateralized mortgage obligation trading. Mr. Shay's primary expertise is in the mortgage securities market, particularly in the area of collateralized mortgage obligations.

GREGORY J. WISNIEWSKI
230 West Monroe Street
Chicago, Illinois 60606

         Portfolio Manager of the Adviser and SAMC, the Fund's former adviser, since 1994. From 1990 to 1994, Vice President of Shay Financial Services, Inc. and of an affiliate, Shay Government Securities, Inc., and from 1985 to 1990, an account executive of predecessors of these firms. His previous employers also include The Chicago Corporation, where he served as an account executive and financial futures trader, and Harris Trust and Savings Bank, where he served variously as a manager of the portfolios of correspondent banks and as the manager of the commercial paper portfolio of Harris Bankcorp.


         The Fund's current administrative agent (the "Administrator") with respect to the Portfolio is BISYS Fund Services Ohio, Inc. ("BISYS"). Prior to August 1, 1999 PFPC Inc. ("PFPC"), a wholly owned subsidiary of PNC Bank Corp., was the Fund's former administrative agent. Pursuant to the terms of the Administration Agreement (the "Administration Agreement") dated as of August 1, 1999, as amended, between the Fund and the Administrator, the Administrator performs various administrative services for the Fund, including (i) assisting in supervising all aspects of the Portfolio operations other than those assumed by the Adviser, the Distributor, the custodian or the transfer and dividend agent, (ii) providing the Portfolio with the services of persons competent to perform such administrative and clerical functions as are necessary in order to provide effective administration of the Portfolio, (iii) maintenance of the Portfolio's books and records, (iv) preparation of various filings, reports, statements and returns filed with governmental authorities or distributed to shareholders of the Portfolio, (v) computation of the Portfolio's net asset value for purposes of the sale and redemption of its shares, and (vi) computation of the Portfolio's daily dividend. Certain functions relating to state "blue sky" qualification services in any of the states where the Portfolio is registered are subject to additional charges by the Administrator that are not included in the fee rates and minimum annual fee described below.


         As compensation for the services rendered by the Administrator under the Administration Agreement, the Fund pays the Administrator a fee, computed daily and payable monthly, with respect to the Portfolio at the rate of 0.03% per annum of the Portfolio's net assets up to and including $1 billion; 0.02% per annum of the next $1 billion of net assets; and 0.01% per annum of the Portfolio's net assets over $2 billion, with a minimum annual fee of $393,200 for all the Fund's five portfolios taken together. If applicable, the minimum fee is allocated among the Fund's five portfolios based on relative average net assets. For the fiscal years ended October 31, 1998, 1997 and 1996, the Fund paid PFPC, the former Administrator, fees pursuant to the Administration Agreement of $20,308, $20,809, and $20,328, respectively, for the Portfolio.

         The Fund is responsible for the payment of its expenses. Such expenses include, without limitation, the fees payable to the Adviser, the Administrator and the Distributor (see "Distributor" below) with respect to the Portfolio, the fees and expenses of the Fund's custodian and transfer and dividend agent with respect to the Portfolio, any brokerage fees and commissions of the Portfolio, any portfolio losses of the Portfolio, filing fees for the registration or qualification of the Portfolio's shares under Federal or state securities laws, the Portfolio's pro rata share of taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Fund with respect to the Portfolio for violation of any law, the Portfolio's pro rata share of legal and auditing fees and expenses, expenses of preparing and setting in type prospectuses, proxy material, reports and notices and the printing and distributing of the same to the shareholders of the Portfolio and regulatory authorities, the Portfolio's pro rata share of compensation and expenses of the Fund's trustees and officers who are not affiliated with the Adviser, the Administrator, the Distributor, or the transfer and dividend agent, and extraordinary expenses incurred by the Fund with respect to the Portfolio.

                                   DISTRIBUTOR

         Shay Financial Services, Inc. is a registered broker-dealer and the Fund's principal distributor (the "Distributor"). The Distributor, a Florida corporation, is a wholly owned subsidiary of Shay Investment Services, Inc., which is a closely held corporation controlled by Rodger D. Shay.




         As compensation for distribution services with regard to the Class I Shares of the Portfolio, the Fund pays the Distributor a fee, payable monthly, with respect to the Class I Shares at the rate of 0.15% per annum of the combined average daily net assets of the Class I Shares up to and including $500 million; plus 0.125% per annum of the next $500 million of such combined net assets; plus 0.10% per annum of the next $1 billion of such combined net assets; plus 0.075% per annum of such combined net assets over $2 billion. As compensation for distribution services with regard to the Class D Shares of the Portfolio, the Fund pays the Distributor a fee, payable monthly, with respect to the Class D Shares at the rate of 0.60% per annum of the daily net assets of the Class D Shares.

         For the fiscal year ended October 31, 1998 (for the period beginning December 8, 1997), the Fund paid the Distributor fees of $85,505 with respect to the Portfolio. For the fiscal years ended October 31, 1998 (through December 7,
1997), 1997 and 1996, the Fund paid SFSC fees pursuant to the Rule 12b-1 plan, as in effect, of $7,695 (through December 7, 1997), $83,068, and $101,717, respectively, with respect to the Portfolio.

         The Distributor is obligated under the Distribution Agreement to bear the costs and expenses of printing and distributing copies of prospectuses and annual and interim reports of the Fund (after such items have been prepared and set in type) that are used in connection with the offering of shares of the Fund to investors, and the costs and expenses of preparing, printing and distributing any other literature used by the Distributor in connection with the offering of the shares of the Portfolio for sale to investors.

         The Fund has been informed by the Distributor that during its fiscal year ended October 31, 1998, of the $595,550 fee received in the aggregate by SFSC and the Distributor from the Fund with respect to the Portfolio, the following expenditures were made:


          Advertising.................................                    $   11,609
          Printing....................................                         8,777
          Employee compensation and costs.............                       342,474
          Staff travel and expense....................                        25,433
          Other administrative expense................                        48,482
                                                                          ----------
                Total.................................                    $  436,775
                                                                          ==========

         Shay Financial Services, Inc., the Fund's Distributor, and its affiliated persons, including Rodger D. Shay, who is a Trustee and the Chairman of the Board of the Fund, Edward E. Sammons Jr., who is President and Treasurer of the Fund, Robert T. Podraza, who is Vice President and Assistant Treasurer of the Fund, and Daniel K. Ellenwood, who is the Secretary of the Fund, have a direct or indirect financial interest in the operation of the Fund's Rule 12b-1 Plan and related Distribution Agreement. None of the Trustees who are not interested persons of the Fund have any direct or indirect financial interest in the operation of the Fund's Rule 12b-1 Plan and related Distribution Agreement.

         The Fund has appointed the Distributor to act as the principal distributor of the Fund's shares pursuant to the Distribution Agreement dated December 8, 1997 between the Fund and the Distributor (the "Distribution Agreement"). The initial term of the Distribution Agreement was completed as of March 1, 1999 and now continues in effect from year to year thereafter, subject to termination by the Fund or the Distributor as hereinafter provided, if approved at least annually by the Fund's Board of Trustees and by a majority of the trustees who are not "interested persons" of the Fund and have no direct or indirect financial interest in the arrangements contemplated by the agreement. The Fund's Rule 12b-1 Plan requires the Fund's Board of Trustees to make a quarterly review of the amount expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made. The Rule 12b-1 Plan may not be amended to increase materially the amount paid by the Fund thereunder without shareholder approval. All material amendments to the Rule 12b-1 Plan must be approved by the Fund's Board of Trustees and by the "disinterested" trustees referred to above. The Rule 12b-1 Plan will terminate automatically upon its assignment and is terminable at any time without penalty by a majority of the Fund's trustees who are "disinterested" as described above or by a vote of a majority of the outstanding shares (as defined under "General Information" in this Statement of Additional Information) of the Portfolio affected thereby on 60 days' written notice to the Distributor, or by the Distributor on 90 days' written notice to the Fund. Although the Distributor's fee is calculable separately with respect to the Portfolio of the Fund and the Distributor reports expense information to the Fund on a portfolio-by-portfolio basis, any 12b-1 fee received by the Distributor in excess of expenses for a given Portfolio may be used for any purpose, including payment of otherwise unreimbursed expenses incurred in distributing shares of another Portfolio or to compensate another dealer for distribution assistance. The 12b-1 Plan does not permit a Portfolio to be charged for interest, carrying, or other financing charges on any such unreimbursed carryover amounts, but it does provide for reimbursement for a portion of the Distributor's overhead expenses.

                  ADMINISTRATOR AND TRANSFER AND DIVIDEND AGENT


         Since August 1, 1999, BISYS Fund Services Ohio, Inc. ("BISYS"), 3435 Stelzer Road, Columbus, Ohio 43219, an Ohio corporation, has performed various administrative services for the Fund with respect to the Portfolio. These services include maintenance of books and records, preparation of governmental filings and shareholder reports, and computation of net asset values and daily dividends. BISYS is also the transfer and dividend agent for the Portfolio's shares. For the Fund's fiscal year ended October 31, 1998, the Fund paid the former administrator, PFPC Inc., a fee of 0.03% of the Portfolio's average net assets for administrative services.


                                    CUSTODIAN


         As of July 30, 1999, the Bank of New York became the custodian of the Portfolio's investments. PFPC Trust Company, an affiliate of PNC BankCorp, served as the Fund's former custodian.


                        DETERMINATION OF NET ASSET VALUE

         The Fund relies on an exemptive rule (Rule 2a-7) promulgated by the Securities and Exchange Commission permitting the Fund to use the amortized cost procedure in valuing the Money Market Portfolio's investments. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The Board of Trustees of the Fund has determined that, absent unusual circumstances, the amortized cost method of valuation will fairly reflect the value of each shareholder's interest in the Portfolio. As a condition to the use of the amortized cost method of valuation pursuant to such exemptive rule, the Portfolio is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of thirteen months or less only, and invest only in securities determined by the Board of Trustees to be of eligible quality with minimal credit risks. (See rating requirements under "FDIC Insured Institutions" in this Statement of Additional Information.) An instrument which has a variable or floating rate of interest may be deemed under certain circumstances to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         The Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objective, to stabilize the price per share of shares of the Portfolio as computed for the purpose of distribution and redemption at $1.00. Such procedures include review by the Board of Trustees, as it may deem appropriate and at such intervals as are reasonable in light of current market conditions, of the deviation between the net asset value per share calculated by using available indications of market value and the net asset value per share using amortized cost values. The Portfolio's investment adviser has been delegated the authority to determine the market values of the securities held by the Portfolio through use of its matrix pricing system, provided that any changes in the methods used to determine market values are reported to and reviewed by the Board of Trustees.

         The extent of any deviation between the net asset value per share of the Portfolio based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it shall take such corrective action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a net asset value per share by using available market quotations.

                                      TAXES


         The following discussion is not intended to be a full discussion of income tax laws and their effect on shareholders. Investors should consult their own tax advisors as to the tax consequences of ownership of shares.


         The Portfolio is treated as a separate entity for accounting and federal income tax purposes, and thus the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies are applied to the Portfolio separately, rather than to the Fund as a whole. In addition, net long-term and short-term capital gains and losses, net investment income, and operating expenses are determined separately for each portfolio.

         The Portfolio qualifies as a regulated investment company under Subchapter M of the Code. In order to so qualify the Portfolio must, among other things: (a) diversify its holdings so that, at the end of each fiscal quarter,
(i) at least 50% of the total value of its total assets is represented by cash or cash items, government securities and other securities, including loans of federal funds for the Portfolio only, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Portfolio's assets or not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the total value of its total assets is invested in the securities of any one issuer (other than government securities) and (b) derive at least 90% of its gross income from dividends, interest, proceeds from loans of share and securities, gains from the sale or other disposition of stock or securities, and other income derived with respect to its business of investing in stock or securities. If the Portfolio qualifies as a regulated investment company, it will not be subject to federal income tax on its income and gains distributed to shareholders, provided at least 90% of its investment company taxable income earned in the taxable year (computed without regard to the deduction for dividends paid) is so distributed.

         Dividends of the Portfolio's net investment income (which generally includes income net of operating expenses), and distributions of net short-term capital gains are taxable to shareholders as ordinary income whether reinvested in shares or paid in cash.

         Because none of the Portfolio's income will consist of dividends from domestic corporations, dividends of net investment income as well as distributions of net long-term and short-term capital gains will not qualify for the dividends received deduction available to corporate shareholders.

         The Portfolio generally will be subject to a 4% nondeductible excise tax to the extent the Portfolio does not meet certain minimum distribution requirements by the end of each calendar year. To avoid the imposition of the 4% excise tax, it may be necessary for a dividend to be declared in December and actually paid in January of the following year, which will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

         Dividends and distributions may be subject to state and local taxes.




                             PORTFOLIO TRANSACTIONS

         Purchases and sales of securities for the Portfolio usually are principal transactions. Portfolio securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually, but not always, are no brokerage commissions paid by the Fund for such purchases, and during the fiscal year ended October 31, 1998, the Fund paid no brokerage commissions for the Portfolio. Purchases from dealers serving as market makers may include the spread between the bid and asked prices. The Adviser attempts to obtain the best price and execution for portfolio transactions.

         The Portfolio will not purchase securities from, sell securities to, or enter into repurchase or reverse repurchase agreements with, the Adviser or any of its affiliates.

         Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment under the general supervision of the Board of Trustees of the Fund and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the best price. On occasion the Adviser on behalf of the Portfolio may effect securities transactions on an agency basis with broker-dealers providing research services and/or research-related products for the Fund. Research services or research-related products may include information in the form of written reports, reports accessed by computers or terminals, statistical collations and appraisals and analysis relating to companies or industries. However, in selecting such broker-dealers, the Adviser adheres to the primary consideration of best price and execution.

         Investment decisions for the Portfolio of the Fund are made independently from those for the other portfolios or other clients advised by the Adviser. It may happen, on occasion, that the same security is held in one portfolio of the Fund and the other portfolios of one or more of such other clients. Simultaneous transactions are likely when several portfolios and clients are advised by the same investment adviser, particularly when a security is suitable for the investment objectives of more than one of such portfolios or clients. When two or more portfolios or other clients advised by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective portfolios or clients, both as to amount and price, in accordance with a method deemed equitable to each portfolio or client. In some cases this system may adversely affect the price paid or received by a portfolio of the Fund or the size of the security position obtainable for such portfolio.

                             INVESTMENT RESTRICTIONS

         The Fund has adopted the following investment restrictions for the Portfolio, none of which may be changed without the approval of a majority of the outstanding shares of the Portfolio, as defined under "General Information" in this Statement of Additional Information. Accordingly, the Portfolio may not:

         (1) Invest more than 5% of its total assets in the securities of any one issuer, other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this 5% limitation.

         (2) Enter into repurchase agreements or purchase any other investments for which market quotations are not readily available, in each case maturing in more than 7 days if, as a result, more than 10% of the market value of its total assets would be invested in such repurchase agreements and such other illiquid investments.

         (3) Enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements.

         (4) Borrow money except from banks for temporary or emergency purposes and in an amount not exceeding 10% of the value of its net assets, or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 20% of the value of its net assets. This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is considered to be disadvantageous. The Portfolio's net income will be reduced if the interest expense of borrowings incurred to meet redemption requests and avoid liquidation of portfolio securities exceeds the interest income of those securities. To the extent that borrowings exceed 5% of the value of the Portfolio's net assets, such borrowings will be repaid before any investments are made. The Portfolio's ability to enter into reverse repurchase agreements is not restricted by this paragraph (4).

         (5) Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, or time deposits (including certificates of deposit), savings deposits and bankers' acceptances of United States branches of United States banks.

         (6) Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an "underwriter" in connection with the purchase of securities for the Portfolio directly from an issuer or an underwriter thereof.

         (7) Lend any of its assets, except portfolio securities. This shall not prevent the Portfolio from purchasing or holding debt obligations, entering into repurchase agreements, and loaning Federal funds and other day(s) funds to FDIC Insurance Institutions (as defined in the Prospectus), in each case to the extent permitted by the Portfolio's investment objective and management policies.

         (8) Purchase securities on margin or make short sales of securities; write or purchase put or call options or combinations thereof; or purchase or sell real estate, real estate mortgage loans, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests.

         For purposes of investment restrictions (1) and (5) above as applicable to the Money Market Portfolio, the Fund considers loans of federal funds to be cash equivalents and not securities for purposes of diversification.

         The Fund has also adopted certain investment restrictions which are non-fundamental policies. Unlike fundamental policies, which may only be changed with the approval of a majority of the outstanding shares of the Portfolio, non-fundamental policies may be changed by the Fund's Trustees without shareholder approval. However, in the event the Fund's Trustees agree to change a non-fundamental policy, shareholders will be notified in advance of such change. Accordingly, the Portfolio has adopted the following non-fundamental policies:

         (1) The Portfolio invests only in high quality assets (including assets subject to repurchase agreements) that qualify as "liquid assets" for savings associations under the regulations of the Office of Thrift Supervision of the Department of the Treasury ("OTS Regulations") and that, if included in the Portfolio, will qualify its shares as "liquid assets."


         (2) The Portfolio will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

                   ORGANIZATION AND DESCRIPTION OF FUND SHARES


         The Fund consists of an unlimited number of shares of beneficial interest divided into five Portfolios: the Money Market Portfolio, the Short U.S. Government Securities Portfolio, the Adjustable Rate Mortgage (ARM) Portfolio, the Intermediate Mortgage Securities Portfolio, and the U.S. Government Securities Portfolio. Shares of the Money Market Portfolio are issued in two classes: D shares and I shares. The shares of each Portfolio represent interests only in the corresponding portfolio. When issued and paid for in accordance with the terms of offering, each share is fully paid and nonassessable. All shares of beneficial interest of the same class have equal dividend, distribution, liquidation and voting rights and are redeemable at net asset value, at the option of the shareholder. In addition, the shares have no preemptive, subscription or conversion rights and are freely transferable.


         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares (as defined under "General Information" in this Statement of Additional Information) of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are identical or that the matter does not affect any interest of such class. However, the Rule exempts the selection of independent accountants and the election of trustees from the separate voting requirements of the Rule.

                       COUNSEL AND INDEPENDENT ACCOUNTANTS


         Vedder, Price, Kaufman & Kammholz is legal counsel to the Fund and passes upon the validity of the shares offered by the Prospectus.



         PricewaterhouseCoopers LLP has been selected as the Fund's independent accountants. The financial statements of the Portfolio incorporated in this Statement of Additional Information by reference to the Fund's Annual Report to Shareholders for the year ended October 31, 1998 (see "Financial Statements" below) have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, given on the authority of such firm as experts in accounting and auditing.


                               GENERAL INFORMATION

         The Fund sends to all of the shareholders of the Portfolio semi-annual reports and annual reports, including a list of investment securities held by the Portfolio, and, for annual reports, audited financial statements of the Portfolio.

         As used in the Prospectus and this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from shareholders, means the vote of the lesser of (1) 67% of the Fund's shares of each class or of the class entitled to a separate vote present at a meeting if the holders of more than 50% of the outstanding shares of all classes or of the class entitled to a separate vote are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares of all classes or of the class entitled to a separate vote. The Bylaws of the Fund provide that an annual meeting of shareholders is not required to be held in any year in which none of the following is required to be acted on by shareholders pursuant to the 1940
Act: election of trustees; approval of the investment advisory agreement; ratification of the selection of independent public accountants; and approval of a distribution agreement.

         The Prospectus and this Statement of Additional Information do not contain all the information included in the registration statement filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

         Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

         The financial statements required to be included in this Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the year ended October 31, 1998 (the "Annual Report"). The Fund will provide the Annual Report without charge to each person to whom this Statement of Additional Information is delivered.

                           ASSET MANAGEMENT FUND, INC

                                     PART C

                                OTHER INFORMATION




Item 23.          Exhibits


         (a)      (1)      Articles of Amendment and Restatement of Articles of
                           Incorporation of Registrant dated November 9, 1982.
                           (1)/

                  (2) Articles Supplementary to Articles of Amendment and Restatement of Articles of Incorporation of Registrant dated November 1, 1983. (1)/

                  (3) Form of Articles of Amendment of Articles of Incorporation of Registrant. (1)/

                  (4) Articles Supplementary to Articles of Amendment and Restatement of Articles of Incorporation of Registrant dated August 16, 1986. (1)/

                  (5) Articles of Amendment of Articles of Incorporation dated May 4,1989. (1)/

                  (6) Articles of Amendment of Articles of Incorporation dated February 23, 1990. (1)/

                  (7) Articles Supplementary to Articles of Amendment and Restatement of Articles of Incorporation of Registrant dated June 28, 1991. (1)/

                  (8) Form of Articles of Amendment of Articles of Incorporation. (1)/

                  (9) Articles of Amendment of Articles of Incorporation dated September 26, 1994. (1)/

                  (10)     Declaration of Trust dated July 22, 1999.*

                  (11)     Certificate of Trust dated July 22, 1999.*

         (b)      (1)      By-Laws as restated as of September 20, 1991. (1)/


                  (2)      By-Laws as adopted as of July 22, 1999.*


         (c)      Not applicable.

         (d)      (1)      Investment Advisory Agreement, dated September 1,
                           1990, between Registrant and Shay Assets Management
                           Co. with respect to the Short-Term Liquidity
                           Portfolio, the Intermediate-Term Liquidity Portfolio, the Mortgage Securities Performance Portfolio and the
                           Corporate Bond Portfolio. (1)/

                  (2) Form of Amendment to the Investment Advisory Agreement with respect to the Adjustable Rate Mortgage (ARM) Portfolio. (1)/

                  (3) Amendment to the Investment Advisory Agreement, dated November 30, 1992, with respect to the Adjustable Rate Mortgage (ARM) Portfolio. (1)/

                  (4) Investment Advisory Agreement dated December 8, 1997 between Registrant and Shay Assets Management, Inc.
                           (3)/

         (e)      (1)      Distribution Agreement. (2)/

                  (2) Distribution Agreement dated December 8, 1997 between Registrant and Shay Financial Services, Inc. (3)/

         (f)      Not applicable.

         (g)      (1)      Restated Custodian Agreement between Registrant and
                           Provident National Bank dated March 1, 1991. (1)/

                  (2) Amendment No. 1 to Restated Custodian Agreement dated June 28, 1991. (1)/

                  (3) Amendment No. 2 to Restated Custodian Agreement dated June 29, 1991. (1)/


                  (4)      Custody Agreement dated July 30, 1999.*



                  (5) Form of Cash Management and Related Services Agreement between Registrant and the Bank of New York.*


         (h)      (1)      (A)      Restated Transfer Agency Agreement between
                                    Registrant and Provident Financial
                                    Processing Corporation dated March 1, 1991.
                                    (1)/

                  (1)      (B)      Amendment No. 1 to Restated Transfer Agency
                                    Agreement dated June 28, 1991. (1)/

                  (1)      (C)      Transfer Agency Agreement between Registrant
                                    and BISYS dated September 13, 1999.*

                  (2)      (A)      Restated Administration Agreement between
                                    Registrant and Provident Financial
                                    Processing Corporation dated March 1, 1991.
                                    (1)/

                  (2)      (B)      Amendment No. 1 to Restated Administration
                                    Agreement dated June 28, 1991. (1)/

                  (2)      (C)      Amendment No. 2 to Restated Administration
                                    Agreement dated September 20, 1991. (1)/

                  (3) Administration Agreement between Registrant and BISYS dated August 1, 1999.*

                  (4) Fund Accounting Agreement between Registrant and BISYS dated August 1, 1999.*


                  (5) OMNIBUS Fee Agreement between Registrant and BISYS dated August 1, 1999.*


         (i)      (1)      Opinion and Consent of Vedder, Price, Kaufman &
                           Kammholz with respect to the Short-Term Liquidity
                           Portfolio, the Intermediate-Term Liquidity Portfolio, the Mortgage Securities Performance Portfolio and the
                           Corporate Bond Portfolio dated December 28, 1990.
                           (1)/

                  (2) Opinion and Consent of Vedder, Price, Kaufman & Kammholz with respect to the Adjustable Rate Mortgage
                           (ARM) Portfolio dated July 2, 1991. (1)/


                  (3) Opinion and Consent of Vedder, Price, Kaufman & Kammholz with respect to Class D shares of the Ready Reserves Fund dated October 19, 1999.*



         (j)      Consent of PricewaterhouseCoopers

         (k)      None.

         (l)      (1)      Form of Purchase Agreement between Registrant and
                           initial investors with respect to the Short-Term
                           Liquidity Portfolio. (1)/

                  (2) Form of Purchase Agreement between Registrant and initial investors with respect to the Mortgage Securities Performance Portfolio dated November 2, 1983. (1)/

         (m)      (1)      Plan and Agreement Pursuant to Rule 12b-1 between
                           Registrant and Shay Financial Services Co. dated
                           September 1, 1990. (1)/


                  (2) Form of Amendment to Plan and Agreement Pursuant to Rule 12b-1 with respect to the Adjustable Rate Mortgage (ARM) Portfolio. (1)/


                  (3) Amendment to Plan and Agreement Pursuant to Rule 12b-1 with respect to the Adjustable Rate Mortgage
                           (ARM) Portfolio dated June 28, 1991. (1)/

                  (4) Amendment to Plan and Agreement Pursuant to Rule 12b-1 dated September 18, 1996. (2)/

                  (5)      Amended and Restated Rule 12b-1 Plan. (3)/


                  (6)      Rule 12b-1 Plan dated July 22, 1999.*



         (n)      Multi-Class Plan dated July 22, 1999.*.



         (o)      Not applicable.


(1)/ Previously filed with Post-Effective Amendment No. 26 on or about February 29, 1996 and incorporated herein by reference.

(2)/ Previously filed with Post-Effective Amendment No. 27 on or about December 30, 1996 and incorporated herein by reference.

(3)/ Previously filed with Post-Effective Amendment No. 28 on or about December 21, 1997.


Item 24.          Persons Controlled By or Under Common Control with Registrant

         None.

Item 25.          Indemnification.


         Section 5.2 of the Registrant's Declaration of Trust provides that the Trust shall indemnify each of its Trustees, officers, employees, and agents against all liabilities and expenses reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he or she may be involved or with which he or she may be threatened, while in office or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.


         The foregoing indemnification arrangements are subject to the provisions of Sections 17(h) and (i) of the Investment Company Act of 1940.

         Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Registrant maintains an insurance policy which insures its directors and officers against certain civil liabilities.

Item 26.          Business and Other Connections of Investment Adviser.


         Incorporated herein by reference from the Statements of Additional Information relating to the Portfolios are the following: the description of the business of Shay Assets Management, Inc. (the "Adviser") contained in the Section entitled "Investment Adviser and Administrator"; the information concerning the organization of ShayFinancial Services, Inc. (the "Distributor") contained in the Section entitled "Distributor" and the biographical information pertaining to Messrs. Shay, Sammons, Podraza and Ellenwood contained in the Section entitled "Investment Adviser and Administrator."


         Effective December 8, 1997, the Adviser was appointed the investment adviser to three registered investment companies:


         Institutional Investors Capital Appreciation Fund, Inc., Asset Management Fund and M.S.B. Fund, Inc. In addition, the Adviser serves as the investment adviser to several savings banks located in New York on a non-discretionary basis. To service the foregoing funds and accounts, the Adviser maintains an office in New York City.



         The Adviser is located at 230 West Monroe Street, Chicago, Illinois 60606 and at 1000 Brickell Avenue, Miami, Florida 33131 and also has an office in New York City. The Adviser is a wholly owned subsidiary of Shay Investment Services, Inc. ("SISI"), which is a closely held corporation controlled by Rodger D. Shay. Shay Financial Services, Inc., the Distributor of the Fund, is also a closely held corporation of SISI.



                                   BUSINESS AND OTHER CONNECTIONS OF
NAME                               BOARD OF DIRECTORS AND OFFICERS
----                               ---------------------------------
Rodger D. Shay                     Chairman and Director of the Adviser and
                                   Distributor; Shareholder of First
                                   Home Savings Bank, S.L.A., 48 West Main
                                   Street, Pennsville, New Jersey 08070 and
                                   has been a member of its Board of
                                   Directors since December 1990.

Rodger D. Shay, Jr.                President of the Distributor.

Edward E. Sammons, Jr.             President of the Adviser.

Robert T. Podraza                  Vice President, Secretary and Treasurer of
                                   both the Adviser and the Distributor.



Item 27.          Principal Underwriters.


         (a) The Distributor serves as the principal distributor for Institutional Investors Capital Appreciation Fund, Inc., Asset Management Fund and M.S.B. Fund, Inc.

         (b) Certain information required by this Item 27 is incorporated herein by reference to Item 26. Set forth below are the names of the officers of the Distributor. (Other than those officers who are also officers of the Registrant)


Item 28.          Location of Accounts and Records.


         Books and other documents required to be maintained pursuant to Rule 31a-1(b)(4) and (b)(10) are in the physical possession of the Fund's Secretary, 230 West Monroe Street, Chicago, Illinois 60606; accounts, books and other documents required by Rule 31a-1(b)(5) through (7) and (b)(11) and Rule 31a-1(f) are in the physical possession of Shay Assets Management, Inc., 230 West Monroe Street, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219.


Item 29.          Management Services

         Not Applicable.

Item 30.          Undertakings

         (a)      Not applicable.

         (b)      Not applicable.

         (c) Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chicago and State of Illinois on the 21st day of October, 1999.




                                              ASSET MANAGEMENT FUND




                                              By:  /s/  Edward E. Sammons, Jr.
                                                  ------------------------------
                                                        Edward E. Sammons, Jr.,
                                                        President



         Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below on October 21, 1999 by the following persons in the capacities indicated.




SIGNATURE                                   TITLE
/s/ Rodger D. Shay                          Trustee and Chairman of the Board
------------------------------------
Rodger D. Shay

/s/ Edward E. Sammons, Jr.                  President (principal executive officer)
------------------------------------        and Treasurer (principal financial and
Edward E. Sammons, Jr.                      accounting officer)

/s/ Richard M. Amis                         Trustee
------------------------------------
Richard M. Amis

/s/ Arthur G. De Russo                      Trustee
------------------------------------
Arthur G. De Russo

/s/ David F. Holland                        Trustee
------------------------------------
David F. Holland

/s/ Gerald J. Levy                          Trustee
------------------------------------
Gerald J. Levy

                                  Exhibit Index

Exhibit No.                Description
(a)(10)           Declaration of Trust dated July 22, 1999

(a)(11)           Certificate of Trust dated July 22, 1999

(b)(2)            By-Laws dated July 22, 1999

(g)(4)            Custody Agreement between Registrant and The Bank of New York dated
                  July 30, 1999

(g)(5)            Form of Cash Management and Related Services Agreement between Registrant and
                  The Bank of New York

(h)(1)(C)         Transfer Agency Agreement between Registrant and BISYS dated September
                  13, 1999

(h)(3)            Administration Agreement between Registrant and BISYS dated August 1,
                  1999

(h)(4)            Fund Accounting Agreement between Registrant and BISYS dated August
                  1, 1999

(h)(5)            Omnibus Fee Agreement between Registrant and BISYS dated August 1,
                  1999

(i)(3)            Opinion and Consent of Vedder, Price, Kaufman & Kammholz dated
                  October 21, 1999

(j)               Consent of PricewaterhouseCoopers LLP

(m)(6)            Rule 12b-1 Plan dated July 22, 1999

(n)               Multi-Class Plan dated July 22, 1999
